ASSET IMPAIRMENTS	12 Months Ended
Dec. 31, 2011
Asset Impairment Charges [Abstract]
ASSET IMPAIRMENTS
ASSET IMPAIRMENTS

As described in Note 3, we redeemed our interest in Superior on September 30, 2010. However, we evaluated the recoverability of all our long-lived assets during the third quarter of 2009 given economic conditions. We measured recoverability by comparing the carrying amount of the assets to future undiscounted net cash flows expected to be generated by the assets. The Michigan market was significantly impacted by the global economic downturn and by events specific to its region, including the difficult operating conditions of the U.S. automotive industry, high unemployment rates and lack of public works spending. The decline in construction activity in each of our end-use markets negatively affected our outlook of future sales growth and cash flow. We identified an impairment related to the property, plant and equipment in our Michigan market and recorded a charge of $8.8 million, which represents the amount that the carrying value of these assets exceeded estimated fair value. This impairment included approximately $1.6 million on assets which were 100% owned by us and not Superior. The impairment related to Superior is included in discontinued operations.